RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

As of June 30, 2026, there were no outstanding related party balances. The following table presents the related party balances as of December 31, 2025.

	As of December 31, 2025
	US$’000
	Accounts and notes receivable from related parties	Other current assets from related parties	Amounts due from related parties	Accounts and notes payable to related parties	Contract liabilities to related parties	Accruals and other current liabilities to related parties	Loans attributable to related parties
Independent Directors
Wenbo Wang	-	-	-	-	-	10	-
Na Wang	-	-	-	-	-	31	-
Wanli Wang	-	-	-	-	-	10	-
Jing Zhang	-	-	-	-	-	31	-
Total	-	-	-	-	-	82	-

SCHEDULE OF COMPENSATION TO RELATED PARTIES

	For the Six Months Ended June 30,
	2026		2025
	(Unaudited)		(Unaudited)
	Issued shares	Cash	Issued shares	Cash
		US$’000		US$’000

Wenbo Wang	-	$15	-	$25
Wanli Wang	-	$15	-	$20.83
Jing Zhang	-	$-	-	$20.83
Na Wang	-	$-	-	$20.83
Jonathan Zhang	-	$15	-	$-
Huijie Gao	-	$15	-	$-
Total	-	$60	-	$87.49